CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 89,491		$ 58,878		$ 173,168	$ 102,437	$ 230,115	$ 119,872	$ 50,778
Costs and expenses:
Cost of revenue	4,386		2,937		8,642	5,704	12,281	5,713	2,112
Research and development	10,140		4,518		17,422	8,884	23,225	11,241	7,547
Sales and marketing	99,523		52,369		195,846	99,194	251,941	111,370	51,689
General and administrative	25,432		11,642		52,716	16,475	42,289	16,376	14,975
Total costs and expenses	139,481		71,466		274,626	130,257	329,736	144,700	76,323
Loss from operations	(49,990)		(12,588)		(101,458)	(27,820)	(99,621)	(24,828)	(25,545)
Interest expense, net	(25)		(957)		(49)	(1,273)	(1,325)	(2,497)	(2,190)
Change in fair value of common stock warrant liabilities	(29,595)				(31,703)		(23,049)
Other income (expense), net	80		(6,584)		130	(6,533)	(21,400)	3,720	(45)
Loss before income taxes	(79,530)		(20,129)		(133,080)	(35,626)	(145,395)	(23,605)	(27,780)
Provision for income taxes	65		28		107	53	115	0	0
Net loss	$ (79,595)	$ (53,592)	$ (20,157)	$ (15,522)	$ (133,187)	$ (35,679)	$ (145,510)	$ (23,605)	$ (27,780)
Net loss per share attributable to common stockholders - basic and diluted	$ (0.21)		$ (0.07)		$ (0.36)	$ (0.13)	$ (0.49)	$ (0.09)	$ (0.12)
Weighted average common shares outstanding - basic and diluted	385,945,332		289,823,175		371,519,800	284,054,689	294,549,146	261,228,108	236,040,717